Debt and Other Financing Arrangements (Other) (Details) (Standby Letters of Credit [Member], USD $) In Millions	Jul. 02, 2011	Jul. 03, 2010
Standby Letters of Credit [Member]
Loss contingency, estimate of possible loss	$ 23.0	$ 28.4